Trading assets - Summary of trading assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Financial assets	2,880,751	2,621,427
Trading assets
Disclosure of financial assets [line items]
Financial assets	231,990	254,271
Financial assets	231,990	254,271
Trading securities
Disclosure of financial assets [line items]
Financial assets	154,347	175,444
Financial assets	154,347	175,444
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	204,524	226,659
Financial assets	204,524	226,659
Treasury and other eligible bills | Trading assets
Disclosure of financial assets [line items]
Financial assets	24,035	21,789
Financial assets	24,035	21,789
Debt securities
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Financial assets	88,639	85,735
Debt securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	102,846	126,043
Financial assets	102,846	126,043
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	77,643	78,827
Financial assets	77,643	78,827
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	81,616	69,203
Financial assets	81,616	69,203
Loans and advances to banks | Trading assets
Disclosure of financial assets [line items]
Financial assets	8,242	8,402
Financial assets	8,242	8,402
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	1,037,987	1,036,743
Financial assets	1,037,987	1,036,743
Loans and advances to customers | Trading assets
Disclosure of financial assets [line items]
Financial assets	19,224	19,210
Financial assets	$ 19,224	$ 19,210